UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2013        (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 9.0%
Best Buy Co., Inc.	13,775	$558,576
CBS Corp., Class B	7,575	443,592
Comcast Corp., Class A	11,625	579,739
Ford Motor Co.	20,100	343,308
Gannett Co., Inc.	9,825	265,864
General Motors Co.*	6,700	259,491
Groupon, Inc.*	17,025	154,076
Hanesbrands, Inc.	4,050	283,905
Johnson Controls, Inc.	9,400	474,794
Lear Corp.	2,525	209,348
Magna International, Inc.[1]	5,375	437,202
MGM Resorts International*	13,200	253,308
Mohawk Industries, Inc.*	1,570	219,831
Whirlpool Corp.	2,825	431,547
Total Consumer Discretionary		4,914,581
Consumer Staples - 5.1%
CVS Caremark Corp.	16,825	1,126,602
Kroger Co., The	12,625	527,094
Lorillard, Inc.	5,400	277,182
Rite Aid Corp.*	99,500	589,040
Tyson Foods, Inc., Class A	9,500	301,055
Total Consumer Staples		2,820,973
Energy - 13.2%
Anadarko Petroleum Corp.	7,000	621,740
Baker Hughes, Inc.	6,125	348,880
Chesapeake Energy Corp.	39,050	1,049,274
ConocoPhillips	8,425	613,340
Continental Resources, Inc.*,1	3,995	429,502
Devon Energy Corp.	6,450	390,999
Energen Corp.	4,525	326,569
Halliburton Co.	8,300	437,244
Hess Corp.	20,525	1,665,193
Occidental Petroleum Corp.	10,225	970,966
Peabody Energy Corp.	19,375	352,625
Total Energy		7,206,332
Financials - 26.3%
Allstate Corp., The	16,675	904,952
American International Group, Inc.	14,750	733,812
Bank of America Corp.	91,350	1,445,157
Capital One Financial Corp.	5,350	383,220
CBL & Associates Properties, Inc.	22,025	397,772
Citigroup, Inc.	27,135	1,435,984

	Shares	Value
Digital Realty Trust, Inc.[1]	9,250	$436,970
Discover Financial Services	18,225	971,392
Fifth Third Bancorp	43,100	875,792
Goldman Sachs Group, Inc., The	2,005	338,725
Huntington Bancshares, Inc.	30,125	276,548
ING US, Inc.	15,575	544,191
JPMorgan Chase & Co.	18,850	1,078,597
Liberty Property Trust	18,600	602,454
MetLife, Inc.	25,650	1,338,674
Nationstar Mortgage Holdings, Inc.*,1	4,775	189,233
PNC Financial Services Group, Inc., The	17,200	1,323,540
Prudential Financial, Inc.	7,225	641,291
Regions Financial Corp.	45,750	445,148
Total Financials		14,363,452
Health Care - 11.2%
AbbVie, Inc.	8,475	410,614
Aetna, Inc.	14,650	1,009,824
Agilent Technologies, Inc.	6,175	330,795
Boston Scientific Corp.*	30,025	347,690
Eli Lilly & Co.	11,175	561,209
Johnson & Johnson	6,500	615,290
Medtronic, Inc.	10,275	588,963
Pfizer, Inc.	42,850	1,359,631
St Jude Medical, Inc.	3,900	227,838
Thermo Fisher Scientific, Inc.	6,750	680,738
Total Health Care		6,132,592
Industrials - 11.7%
AGCO Corp.	5,925	345,309
Delta Air Lines, Inc.	28,050	812,889
Dover Corp.	2,975	269,952
General Dynamics Corp.	4,875	446,842
General Electric Co.	64,550	1,720,903
Manpowergroup, Inc.	4,500	359,685
Northrop Grumman Corp.	4,225	476,073
Pitney Bowes, Inc.	9,875	228,804
Southwest Airlines Co.	19,425	361,111
Terex Corp.*	19,775	718,228
United Continental Holdings, Inc.*	16,675	654,494
Total Industrials		6,394,290
Information Technology - 12.1%
Alcatel-Lucent, Sponsored ADR	91,825	395,766
Apple, Inc.	1,484	825,208
Cisco Systems, Inc.	36,000	765,000
Hewlett-Packard Co.	35,075	959,301

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.1% (continued)
Lam Research Corp.*	8,375	$436,421
Marvell Technology Group, Ltd.	32,550	463,186
Micron Technology, Inc.*	22,025	464,728
Microsoft Corp.	10,275	391,786
NetApp, Inc.	6,700	276,375
SanDisk Corp.	4,050	276,008
Western Digital Corp.	3,950	296,408
Xerox Corp.	32,775	372,979
Yahoo!, Inc.*	18,325	677,658
Total Information Technology		6,600,824
Materials - 5.3%
Barrick Gold Corp.[1]	40,500	667,845
Cliffs Natural Resources, Inc.[1]	9,725	243,222
Freeport-McMoRan Copper & Gold, Inc.	21,650	751,038
Gerdau, S.A., Sponsored ADR	33,925	262,580
LyondellBasell Industries N.V., Class A	12,675	978,256
Total Materials		2,902,941
Telecommunication Services - 3.4%
AT&T, Inc.	25,925	912,819
Verizon Communications, Inc.	19,125	948,982
Total Telecommunication Services		1,861,801
Utilities - 1.4%
AES Corp., The	51,375	748,534
Total Common Stocks (cost $41,617,176)	53,946,320

	Principal Amount	Value
Short-Term Investments - 4.4%
Repurchase Agreements - 3.2%[2]
Deutsche Bank Securities, Inc., dated 11/29/13, due 12/02/13, 0.090%, total to be received $1,000,008 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 04/24/14 - 11/20/43, totaling $1,020,000)	$1,000,000	$1,000,000
Morgan, Stanley & Co., LLC, dated 11/29/13, due 12/02/13, 0.090%, total to be received $758,187 (secured by various U.S. Government Agency Obligations, 1.377% - 8.500%, 05/01/17 - 12/01/44, totaling $773,345)	758,181	758,181
Total Repurchase Agreements		1,758,181

	Shares
Other Investment Companies - 1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	663,335	663,335
Total Short-Term Investments (cost $2,421,516)		2,421,516
Total Investments - 103.1% (cost $44,038,692)		56,367,836
Other Assets, less Liabilities - (3.1)%		(1,703,504)
Net Assets - 100.0%		$54,664,332

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 10.9%
Best Buy Co., Inc.	238,225	$9,660,024
Dillard’s, Inc., Class A	40,525	3,708,038
Gannett Co., Inc.	171,550	4,642,143
Guess?, Inc.	65,050	2,228,613
Hanesbrands, Inc.	51,575	3,615,408
Lear Corp.	68,750	5,700,063
Magna International, Inc.[1]	78,850	6,413,659
MGM Resorts International*	352,200	6,758,718
Mohawk Industries, Inc.*	47,370	6,632,747
Ryland Group, Inc., The	73,125	2,889,900
Wendy’s Co., The	320,800	2,762,088
Whirlpool Corp.	31,945	4,879,918
Total Consumer Discretionary		59,891,319
Consumer Staples - 5.5%
Energizer Holdings, Inc.	41,760	4,608,216
Kroger Co., The	112,950	4,715,662
Lorillard, Inc.	157,525	8,085,758
Rite Aid Corp.*	980,625	5,805,300
SUPERVALU, Inc.*	609,175	3,929,179
Tyson Foods, Inc., Class A	98,350	3,116,712
Total Consumer Staples		30,260,827
Energy - 7.7%
Chesapeake Energy Corp.	357,275	9,599,979
Cimarex Energy Co.	102,955	9,737,484
Newfield Exploration Co.*	130,150	3,657,215
Peabody Energy Corp.	383,050	6,971,510
Tesoro Corp.	76,475	4,483,729
Whiting Petroleum Corp.*	126,125	7,617,950
Total Energy		42,067,867
Financials - 26.9%
Allstate Corp., The	55,550	3,014,698
BioMed Realty Trust, Inc.	447,600	8,316,408
Brandywine Realty Trust	515,325	6,843,516
CBL & Associates Properties, Inc.	430,875	7,781,603
CBRE Group, Inc., Class A*	123,875	3,002,730
CIT Group, Inc.	53,025	2,676,702
Discover Financial Services	77,675	4,140,078
DuPont Fabros Technology, Inc.	198,225	4,652,341
Everest Re Group, Ltd.	38,045	5,966,597
Fifth Third Bancorp	146,375	2,974,340
HCC Insurance Holdings, Inc.	112,275	5,162,405
Huntington Bancshares, Inc.	1,197,425	10,992,362

	Shares	Value
ING US, Inc.	316,650	$11,063,751
Invesco, Ltd.	367,300	12,800,405
Kilroy Realty Corp.	158,500	7,980,475
Liberty Property Trust	251,225	8,137,178
Lincoln National Corp.	179,825	9,230,417
Nationstar Mortgage Holdings, Inc.*,1	161,075	6,383,402
Regions Financial Corp.	1,009,650	9,823,894
Unum Group	81,050	2,720,848
Validus Holdings, Ltd.	151,125	6,052,556
Webster Financial Corp.	174,350	5,139,838
Weyerhaeuser Co.	92,525	2,787,778
Total Financials		147,644,322
Health Care - 9.1%
Aetna, Inc.	131,025	9,031,553
Agilent Technologies, Inc.	70,525	3,778,024
Boston Scientific Corp.*	389,675	4,512,436
Cardinal Health, Inc.	171,025	11,048,215
Myriad Genetics, Inc.*,1	159,375	4,741,406
Omnicare, Inc.	97,275	5,571,912
St Jude Medical, Inc.	93,550	5,465,191
Universal Health Services, Inc.	68,050	5,609,361
Total Health Care		49,758,098
Industrials - 12.0%
Alliant Techsystems, Inc.	53,800	6,522,174
Delta Air Lines, Inc.	277,400	8,039,052
Dover Corp.	42,050	3,815,617
Generac Holdings, Inc.	133,225	7,095,564
ITT Corp.	67,075	2,738,002
JetBlue Airways Corp.*	301,925	2,684,113
Manpowergroup, Inc.	142,500	11,390,025
MRC Global, Inc.*	220,750	6,752,742
Parker Hannifin Corp.	27,775	3,273,006
Swift Transportation Co.*,1	249,200	5,768,980
Terex Corp.*	84,750	3,078,120
Trinity Industries, Inc.	25,625	1,330,194
US Airways Group, Inc.*	158,125	3,712,775
Total Industrials		66,200,364
Information Technology - 11.1%
Avnet, Inc.	66,250	2,643,375
Finisar Corp.*	353,050	7,304,604
First Solar, Inc.*	55,325	3,309,542
Lam Research Corp.*	143,525	7,479,088
Marvell Technology Group, Ltd.	197,700	2,813,271
Micron Technology, Inc.*	358,925	7,573,318

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.1% (continued)
NXP Semiconductors N.V.*	147,050	$6,249,625
SanDisk Corp.	41,050	2,797,558
Skyworks Solutions, Inc.*	157,525	4,188,590
TiVo, Inc.*	406,925	5,220,848
Web.com Group, Inc.*	263,400	7,520,070
Xerox Corp.	364,825	4,151,708
Total Information Technology		61,251,597
Materials - 6.7%
Barrick Gold Corp.[1]	272,325	4,490,639
Gerdau, S.A., Sponsored ADR	1,298,550	10,050,777
Graphic Packaging Holding Co.*	947,350	8,507,203
Huntsman Corp.	245,650	5,632,754
Methanex Corp.	44,700	2,744,580
Owens-Illinois, Inc.*	169,175	5,582,775
Total Materials		37,008,728
Utilities - 8.3%
AES Corp., The	654,075	9,529,873
Ameren Corp.	244,825	8,776,976
Atmos Energy Corp.	211,375	9,395,619
Cleco Corp.	178,975	8,180,947
CMS Energy Corp.	360,850	9,576,959
Total Utilities		45,460,374
Total Common Stocks (cost $474,250,980)		539,543,496

	Principal Amount
Short-Term Investments - 6.1%
Repurchase Agreements - 3.9%[2]
Cantor Fitzgerald Securities, dated 11/29/13, due 12/02/13, 0.100%, total to be received $5,095,710 (secured by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/14 - 05/01/51, totaling $5,197,581)	$5,095,668	5,095,668

	Principal Amount	Value
Citigroup Global Markets, Inc., dated 11/29/13, due 12/02/13, 0.080%, total to be received $5,095,702 (secured by various U.S. Government Agency Obligations, 0.000% - 5.125%, 01/02/14 - 12/10/26, totaling $5,197,583)	$5,095,668	$5,095,668
Deutsche Bank Securities, Inc., dated 11/29/13, due 12/02/13, 0.090%, total to be received $5,095,706 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 04/24/14 - 11/20/43, totaling $5,197,582)	5,095,668	5,095,668
Goldman Sachs & Co., dated 11/29/13, due 12/02/13, 0.080%, total to be received $5,095,702 (secured by various U.S. Government Agency Obligations, 2.272% - 6.500%, 11/01/23 - 11/01/43, totaling $5,197,581)	5,095,668	5,095,668
JP Morgan Securities LLC, dated 11/29/13, due 12/02/13, 0.070%, total to be received $1,072,719 (secured by various U.S. Government Agency Obligations, 0.625% - 3.625%, 01/15/25 - 02/15/43, totaling $1,094,171)	1,072,713	1,072,713
Total Repurchase Agreements		21,455,385

	Shares
Other Investment Companies - 2.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	12,124,235	12,124,235
Total Short-Term Investments (cost $33,579,620)		33,579,620
Total Investments - 104.3% (cost $507,830,600)		573,123,116
Other Assets, less Liabilities - (4.3)%		(23,419,716)
Net Assets - 100.0%		$549,703,400

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value Fund	$44,903,845	$12,194,494	$(730,503)	$11,463,991
Systematic Mid Cap Value Fund	509,803,365	71,234,937	(7,915,186)	63,319,751

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of November 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value Fund	$1,724,292	3.2%
Systematic Mid Cap Value Fund	20,848,495	3.8%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the November 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of November 30, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Value Fund
Investments in Securities
Common Stocks†	$53,946,320	—	—	$53,946,320
Short-Term Investments
Repurchase Agreements	—	$1,758,181	—	1,758,181
Other Investment Companies	663,335	—	—	663,335

Total Investments in Securities	$54,609,655	$1,758,181	—	$56,367,836

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$539,543,496	—	—	$539,543,496
Short-Term Investments
Repurchase Agreements	—	$21,455,385	—	21,455,385
Other Investment Companies	12,124,235	—	—	12,124,235

Total Investments in Securities	$551,667,731	$21,455,385	—	$573,123,116

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 27, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 27, 2014